Equity Method Investments - Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ 6,240	$ (544)
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	6,233	(554)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ 7	$ 10